Shareholder Report, Average Annual Return (Details)		3 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended	28 Months Ended	34 Months Ended	38 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	69 Months Ended	89 Months Ended	101 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000257572 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						FT Vest Bitcoin Strategy & Target Income ETF
Average Annual Return, Percent				(0.63%)
C000252251 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						First Trust WCM Developing World Equity ETF
Average Annual Return, Percent						35.20%						4.22%	11.88%
C000238354 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						First Trust Growth StrengthTM ETF
Average Annual Return, Percent						12.83%			19.58%
C000030351 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						First Trust US Equity Opportunities ETF
Average Annual Return, Percent						37.75%						7.19%				12.99%
C000252253 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						First Trust WCM International Equity ETF
Average Annual Return, Percent						30.51%						8.23%	14.09%
C000261438 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						FT Vest Bitcoin Strategy Floor15 ETF - July
Average Annual Return, Percent			(7.67%)
C000047627 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						First Trust Natural Gas ETF
Average Annual Return, Percent						(2.16%)						25.01%				3.12%
C000241319 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						First Trust Bloomberg Inflation Sensitive Equity ETF
Average Annual Return, Percent						7.73%		7.50%
C000222997 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						FT Vest Gold Strategy Quarterly Buffer ETF
Average Annual Return, Percent						34.46%					11.51%
C000191287 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						First Trust Dow 30 Equal Weight ETF
Average Annual Return, Percent						15.47%						10.66%			11.07%
C000033929 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						First Trust NYSE® Arca® Biotechnology Index Fund
Average Annual Return, Percent						24.09%						4.29%				6.25%
C000047628 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						First Trust Water ETF
Average Annual Return, Percent						7.19%						9.24%				14.49%
C000041643 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						First Trust NASDAQ® Clean Edge® Green Energy Index Fund
Average Annual Return, Percent						31.66%						(8.28%)				11.51%
C000035622 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						First Trust NASDAQ-100 Ex-Technology Sector Index Fund
Average Annual Return, Percent						7.91%						5.55%				9.83%
C000244355 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						First Trust S&P 500 Diversified Free Cash Flow ETF
Average Annual Return, Percent						16.62%	16.41%
C000238091 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						First Trust Indxx Aerospace & Defense ETF
Average Annual Return, Percent						41.24%			26.20%
C000201408 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						First Trust Lunt U.S. Factor Rotation ETF
Average Annual Return, Percent						8.47%						4.74%		8.85%
C000037851 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						First Trust Dividend StrengthTM ETF
Average Annual Return, Percent						13.35%						8.73%				10.38%
C000078718 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						First Trust NASDAQ® ABA Community Bank Index Fund
Average Annual Return, Percent						4.52%						7.41%				6.13%
C000222996 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						FT Vest Gold Strategy Target Income ETF®
Average Annual Return, Percent						47.39%				14.68%
C000047557 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						First Trust S&P REIT Index Fund
Average Annual Return, Percent						2.82%						6.16%				5.10%
C000030350 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						First Trust Morningstar Dividend Leaders Index Fund
Average Annual Return, Percent						14.88%						12.98%				10.78%
C000030478 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						First Trust NASDAQ-100-Technology Sector Index Fund
Average Annual Return, Percent						22.44%						10.83%				18.95%
C000034137 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						First Trust Capital Strength® ETF
Average Annual Return, Percent						6.39%						7.85%				10.66%
C000037913 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						First Trust Value Line® Dividend Index Fund
Average Annual Return, Percent						8.19%						7.95%				9.23%
C000029773 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						First Trust Dow Jones Select MicroCap Index Fund
Average Annual Return, Percent						18.62%						12.48%				10.90%
C000030477 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						First Trust Nasdaq-100 Select Equal Weight ETF
Average Annual Return, Percent						14.33%						7.66%				13.18%
C000033930 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						First Trust Dow Jones Internet Index Fund
Average Annual Return, Percent						10.59%						4.86%				13.69%
C000257115 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						FT Vest Bitcoin Strategy Floor15 ETF - April
Average Annual Return, Percent					7.05%
C000264342 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						FT Vest Bitcoin Strategy Floor15 ETF - October
Average Annual Return, Percent		(8.94%)
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
Average Annual Return, Percent		2.66%	11.00%	21.85%	28.04%	17.88%	21.88%	24.47%	21.49%	14.19%	14.00%	14.42%		14.37%	14.77%	14.82%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 3000® Index
Average Annual Return, Percent						17.15%						13.15%				14.29%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 1000® Index
Average Annual Return, Percent						17.37%						13.59%				14.59%
MSCI Emerging Markets Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI Emerging Markets Index
Average Annual Return, Percent						33.57%						4.20%	11.82%
MSCI ACWI ex USA Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI ACWI ex-USA Index
Average Annual Return, Percent						32.39%						7.91%	13.88%
Bloomberg Inflation Sensitive Equity Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg Inflation Sensitive Equity Index
Average Annual Return, Percent						8.54%		8.20%
LBMA Gold Price [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						LBMA Gold Price
Average Annual Return, Percent						67.41%				21.21%	18.89%
S And P Composite 1500 Energy Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P Composite 1500® Energy Index
Average Annual Return, Percent						7.69%						23.58%				7.77%
ISE Revere Natural GasTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						ISE-Revere Natural GasTM Index
Average Annual Return, Percent						(1.53%)						25.83%				3.22%
Dow Jones Industrial Average C000191287 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Dow Jones Industrial Average®
Average Annual Return, Percent						14.92%						11.58%			12.02%
Dow Jones Industrial Average Equal Weight Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Dow Jones Industrial Average® Equal Weight Index
Average Annual Return, Percent						16.11%						11.25%			11.71%
The Capital StrengthTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						The Capital StrengthTM Index
Average Annual Return, Percent						7.00%						8.47%				11.33%
Value Line Dividend Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Value Line® Dividend Index
Average Annual Return, Percent						8.96%						8.72%				10.07%
S And P 500 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500® Value Index
Average Annual Return, Percent						13.19%						12.96%				11.73%
Dow Jones U S Select Dividend Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Dow Jones U.S. Select Dividend Index
Average Annual Return, Percent						12.12%						12.43%				10.83%
Morningstar Dividend Leaders Index SM [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Morningstar® Dividend Leaders IndexSM
Average Annual Return, Percent						15.49%						13.54%				11.34%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 1000® Value Index
Average Annual Return, Percent						15.91%						11.33%				10.53%
Nasdaq 100 Technology SectorTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Nasdaq-100 Technology SectorTM Index
Average Annual Return, Percent						23.14%						11.47%				19.67%
S And P 500 Information Technology Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500® Information Technology Index
Average Annual Return, Percent						24.04%						20.91%				24.30%
Nasdaq Clean Edge Green EnergyTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Nasdaq® Clean Edge® Green EnergyTM Index
Average Annual Return, Percent						32.04%						(8.08%)				11.66%
ISE Clean Edge WaterTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						ISE Clean Edge WaterTM Index
Average Annual Return, Percent						7.78%						9.97%				15.17%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 2000® Index
Average Annual Return, Percent						12.81%						6.09%				9.62%
NYSE Arca Biotechnology Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						NYSE® Arca® Biotechnology Index
Average Annual Return, Percent						24.77%						4.78%				6.79%
S And P Composite 1500 Health Care Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P Composite 1500® Health Care Index
Average Annual Return, Percent						13.71%						7.54%				9.81%
Nasdaq Biotechnology Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Nasdaq Biotechnology Index®
Average Annual Return, Percent						33.43%						4.52%				5.57%
Nasdaq 100 Ex Tech SectorTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Nasdaq-100 Ex-Tech SectorTM Index
Average Annual Return, Percent						8.54%						6.04%				10.40%
Nasdaq US 500 Large CapTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Nasdaq US 500 Large CapTM Index
Average Annual Return, Percent						17.32%						13.80%		14.37%
Indxx US Aerospace And Defense Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Indxx US Aerospace & Defense Index
Average Annual Return, Percent						42.13%			26.97%
S And P Composite 1500 Aerospace And Defense Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P Composite 1500® Aerospace & Defense Index
Average Annual Return, Percent						44.15%			23.80%
S And P 500 Sector Neutral FCF Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500® Sector-Neutral FCF Index
Average Annual Return, Percent						17.42%	17.18%
Lunt Capital Large Cap Factor Rotation Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Lunt Capital Large Cap Factor Rotation Index
Average Annual Return, Percent						9.19%						5.50%		9.65%
The Growth StrengthTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						The Growth Strength™ Index
Average Annual Return, Percent						13.48%			20.27%
Bloomberg Bitcoin Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg Bitcoin Index
Average Annual Return, Percent		(23.56%)	(18.77%)	0.82%	6.62%
IPOX 100 U S Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						IPOX®-100 U.S. Index
Average Annual Return, Percent						38.00%						7.66%				13.50%
The Dividend StrengthTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						The Dividend StrengthTMIndex
Average Annual Return, Percent	[1],[2]					14.23%
Nasdaq OMX ABA Community BankTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Nasdaq OMX® ABA Community BankTM Index
Average Annual Return, Percent						5.08%						8.04%				6.78%
S And P Composite 1500 Financials Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P Composite 1500® Financials Index
Average Annual Return, Percent						14.34%						14.91%				12.92%
FTSE EPRA NAREIT North America Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						FTSE EPRA/NAREIT North America Index
Average Annual Return, Percent						3.17%						6.06%				5.07%
S And P United States REIT Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P United States REIT Index
Average Annual Return, Percent						3.01%						6.58%				5.59%
Dow Jones Internet Composite IndexSM [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Dow Jones Internet Composite IndexSM
Average Annual Return, Percent						11.15%						5.38%				14.29%
S And P Composite 1500 Information Technology Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P Composite 1500® Information Technology Index
Average Annual Return, Percent						23.81%						20.50%				23.89%
Dow Jones Select MicroCap IndexSM [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Dow Jones Select MicroCap IndexSM
Average Annual Return, Percent						19.45%						13.20%				11.65%
Nasdaq 100 Select Equal WeightTMIndex [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Nasdaq-100 Select Equal WeightTMIndex
Average Annual Return, Percent	[3],[4]
Nasdaq 100 Equal WeightedTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Nasdaq-100 Equal WeightedTM Index
Average Annual Return, Percent						14.99%						8.20%				13.81%
Nasdaq 100 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Nasdaq-100 Index
Average Annual Return, Percent						21.02%						15.30%				19.70%

[1]	Because the Fund’s underlying index has an inception date of March 7, 2022, performance data for the Index is not available for all periods shown in the table because performance data does not exist for some of the entire periods.
[2]	On April 29, 2022, the Fund’s underlying index changed from the Nasdaq AlphaDEX® Total US Market Index to The Dividend StrengthTM Index. Therefore, the Fund’s performance and total returns shown are not necessarily indicative of the performance the Fund, based on its current index, would have generated.
[3]	On December 22, 2025, the Fund’s underlying index changed from the Nasdaq-100 Equal WeightedTM Index to the Nasdaq-100 Select Equal WeightTM Index. Therefore, the Fund’s performance and historical returns shown for the periods prior to this date are not necessarily indicative of the performance that the Fund, based on its current index, would have generated.
[4]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.